BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Canopy Acquisition (Details)	May 24, 2019 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable stock exchange ratio		1
Canopy Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 7,000,000
Debt Payable	4,500,000
Shares Issued	4,349,003
Make-Whole Provision	1,389,182
Working Capital Receivable	(262,509)
Total Consideration	$ 16,975,676
Shares Issued, shares | EquityInstruments	265,360
Canopy Acquisition | Promissory Notes Payable Canopy Agreement [member]
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note	$ 4,500,000	$ 4,500,000
Canopy Acquisition | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares issued in connection with purchase price, shares | shares	250,000
Shares issued pursuant to certain make-whole provisions, shares | shares	15,360
Additional shares under the Make-Whole Provisions based on a formula specified therein | shares	432,940
Exchangeable stock exchange ratio	1
Canopy Acquisition | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	6 months
Canopy Acquisition | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months